FINANCIAL INSTRUMENTS - changes in level 3 (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
FINANCIAL INSTRUMENTS
Business combination	$ (1,037)
Level 3
FINANCIAL INSTRUMENTS
Fair value as beginning balance	1,375
Business combination	1,768
Change in fair value	(1,037)
Fair value as ending balance	2,106
Level 3 | Accrued expenses and other payables
FINANCIAL INSTRUMENTS
Fair value as beginning balance	688
Change in fair value	(263)
Classification of current maturity	304
Fair value as ending balance	729
Level 3 | Other long- term liabilities
FINANCIAL INSTRUMENTS
Fair value as beginning balance	687
Business combination	1,768
Change in fair value	(774)
Classification of current maturity	(304)
Fair value as ending balance	$ 1,377